Income Taxes	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Income Taxes [Abstract]
INCOME TAXES

14.    INCOME TAXES

The Company is subject to taxes in the USA. The Company has had no taxable income under Federal or State tax laws. The Company has no available loss carry forward that may be offset against future federal income taxes.

The Company’s BVI subsidiary is not subject to taxation.

The Company’s Hong Kong subsidiary is subject to taxes in Hong Kong. The Hong Kong subsidiary has had no taxable income.

The Company’s PRC subsidiaries are subject to taxes in the PRC. The applicable PRC statutory income tax rate is 25% according to the Enterprise Income Tax Law.

A reconciliation of the income tax expenses is set out below:

	Six months ended December 31, 2022	Six months ended December 31, 2021
	US$	US$
Profit before income tax	1,892,910	2,509,121
Taxation at the applicable tax rate of 25%/16.5%/21%	477,672	631,627
Tax effect on non-taxable income	(61,493)	(9,096)
Tax effect of expenses that are not deductible	39,960	105,572
Income taxes	456,139	728,103

14.    INCOME TAXES

The Company is subject to taxes in the USA. The Company has had no taxable income under Federal or State tax laws. The Company has no available loss carryforward that may be offset against future federal income taxes.

The Company’s BVI subsidiary is not subject to taxation.

The Company’s Hong Kong subsidiary is subject to taxes in Hong Kong. The Hong Kong subsidiary has had no taxable income.

The Company’s PRC Subsidiaries are subject to taxes in the PRC. The applicable PRC statutory income tax rate is 25% according to the Enterprise Income Tax Law.

A reconciliation of the income tax expenses is set out below:

	June 30, 2022	June 30, 2021
	US$	US$
Profit before income tax	3,321,716	7,615,878
Taxation at the applicable tax rates of 25%/16.5%/21%	846,672	1,903,969
Tax effect on non-taxable income	(148)	(11,191)
Tax effect of expenses that are not deductible	568,066	731,849
Overprovision in respect of previous year	(6,584)	(117,010)
Income taxes	1,408,006	2,507,617